Jul. 10, 2018
Innovation Shares NextGen Vehicles and Technology ETF
Innovation Shares NextGen Vehicles & Technology ETF

EXCHANGE TRADED CONCEPTS TRUST

Innovation Shares NextGen Vehicles & Technology ETF

(the “Fund”)

Supplement dated July 10, 2018 to the Fund’s currently effective Prospectus

This supplement provides new and additional information beyond that contained in the Fund’s currently effective Prospectus and should be read in conjunction with that document.

Effective immediately, the fourth paragraph under the heading “Principal Investment Strategies” in the Fund’s “Fund Summary” section is hereby deleted in its entirety and replaced with the following:

Once eligible companies are grouped into the four Stakeholder categories, companies are ranked within their category based on a score applied using the Methodology. In order to limit overconcentration of the Index in a Stakeholder category, the following rules are applied in constructing the final Index: (1) Index components are selected based on rankings within their Stakeholder category; (2) the maximum number of Index components in each Stakeholder category is capped at 25; (3) the initial weight of an Index component at the time of reconstitution is based on its market capitalization; (4) the individual weighting of an Index component is capped at 5% at the time of reconstitution; (5) if the collective weight of Index components within a category exceeds 40% at the time of reconstitution, the weightings of Index components are reduced proportionally so that their collective weight equals 40%; and (6) if at the time of reconstitution, the sum of the weights of the five largest positions totals more than 22.5%, the individual weights are reduced proportionally so that their collective weight is no more than 22.5% of the Index. Index components are reconstituted semi-annually in June and December and re-balanced on a quarterly basis to their original weights set at the reconstitution preceding the quarterly rebalance. In between each quarterly rebalance, should the weight of the five largest positions grow to more than 25% of the Index, the Index will initiate an extraordinary rebalance to bring the weight of such positions to below 22.5% of the Index. As of July 10, 2018, the Index comprised 71 component securities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

INN-SK-002-0100